FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01700
                                    ---------

                     Franklin Gold and Precious Metals Fund
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
                ----------------------------------------------
             (Address of  principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 4/30/07
                          -------



Item 1. Schedule of Investments.


Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 99.1%
      COMMON STOCKS AND WARRANTS 99.1%
      GOLD AND DIVERSIFIED RESOURCES 6.9%
      Anglo American PLC ....................................................      South Africa         256,100      $   13,668,226
      Anglo American PLC, ADR ...............................................      South Africa         570,958          15,067,582
  a,b First Uranium Corp., 144A .............................................      South Africa         544,800           6,101,328
      Freeport-McMoRan Copper & Gold Inc., B ................................     United States         113,211           7,603,251
    a Mvelaphanda Resources Ltd. ............................................      South Africa       2,650,000          21,743,049
      Oxiana Ltd. ...........................................................       Australia         8,882,655          22,424,867
  a,b Polymetal, GDR, 144A ..................................................         Russia            250,000           1,707,500
    a Rio Narcea Gold Mines Ltd. ............................................         Canada          1,500,000           6,824,939
                                                                                                                     ---------------
                                                                                                                         95,140,742
                                                                                                                     ---------------
      GOLD EXPLORATION AND DEVELOPMENT 9.8%
    a Apex Silver Mines Ltd. ................................................        Bolivia            200,000           2,998,000
    a Aurizon Mines Ltd. ....................................................         Canada          1,800,000           6,162,717
    a AXMIN Inc. ............................................................         Canada            500,000             391,927
  a,b AXMIN Inc., 144A ......................................................         Canada          2,000,000           1,567,709
    a Banro Corp. ...........................................................         Canada            350,000           3,465,628
    a Bendigo Mining Ltd. ...................................................       Australia        13,648,795           4,477,183
  a,b Bendigo Mining Ltd., 144A .............................................       Australia         5,000,000           1,640,139
    a Centamin Egypt Ltd. ...................................................       Australia         5,000,000           4,595,009
    a European Minerals Corp. ...............................................         Canada          1,050,000           1,267,682
  a,b European Minerals Corp., 144A .........................................         Canada         10,600,000          12,797,549
  a,b European Minerals Corp., wts., 144A, 4/11/10 ..........................         Canada          5,300,000           2,865,123
    a Gabriel Resources Ltd.                                                          Canada            500,000           1,761,420
  a,b Gabriel Resources Ltd., 144A ..........................................         Canada          1,500,000           5,284,260
    a Great Basin Gold Ltd. .................................................         Canada          2,000,000           4,576,989
    a International Minerals Corp. ..........................................         Canada            700,000           3,563,384
    a International Minerals Corp., wts., 5/19/08 ...........................         Canada            350,000             163,979
    a Ivanhoe Mines Ltd. ....................................................         Canada            640,000           7,928,642
  a,b Ivanhoe Mines Ltd., 144A ..............................................         Canada            918,600          11,380,079
  a,b Jinshan Gold Mines Inc., 144A .........................................         Canada          5,595,000          11,241,418
    a Metallica Resources Inc. ..............................................         Canada            500,000           2,522,750
  a,b Metallica Resources Inc., 144A ........................................         Canada            988,998           4,989,989
  a,b Metallica Resources Inc., wts., 144A, 12/11/08 ........................         Canada            494,499           1,202,944
    a Miramar Mining Corp. ..................................................         Canada          1,330,000           5,715,920
a,c,d Nautilus Minerals Inc., 144A ..........................................         Canada          1,278,000           5,293,023
a,c,d Nautilus Minerals Inc., wts., 144A, 2/15/09 ...........................         Canada            639,000                  --
    a Nevsun Resources Ltd. .................................................         Canada            877,000           1,690,945
    a NovaGold Resources Inc. ...............................................         Canada            200,000           2,840,000
    a Pan Australian Resources Ltd. .........................................       Australia        25,600,000          11,586,439
  a,b Pan Australian Resources Ltd., 144A ...................................       Australia         5,000,000           2,262,976
    a Shore Gold Inc. .......................................................         Canada            375,000           1,861,654
    a Sino Gold Mining Ltd. .................................................       Australia         1,100,000           5,508,375
                                                                                                                     ---------------
                                                                                                                        133,603,852
                                                                                                                     ---------------
      LONG LIFE GOLD MINES 50.3%
      Agnico-Eagle Mines Ltd. ...............................................         Canada          1,300,000          45,864,000
    a Alamos Gold Inc. ......................................................         Canada          1,246,400           7,490,304
  a,b Alamos Gold Inc., 144A ................................................         Canada            400,000           2,403,820
      AngloGold Ashanti Ltd. ................................................      South Africa          62,530           2,798,807


                                          Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      LONG LIFE GOLD MINES (CONTINUED)
      AngloGold Ashanti Ltd., ADR ...........................................     South Africa        1,241,327      $   55,325,944
      Barrick Gold Corp. ....................................................        Canada           3,271,283          91,955,765
  a,b Centerra Gold Inc., 144A ..............................................        Canada           1,384,800          13,899,155
      Compania de Minas Buenaventura SA .....................................         Peru              100,593           3,233,686
      Compania de Minas Buenaventura SA, ADR ................................         Peru            1,288,986          41,995,164
    a Gammon Lake Resources Inc. ............................................        Canada           1,814,500          29,345,234
      Gold Fields Ltd. ......................................................     South Africa          697,191          12,669,002
      Gold Fields Ltd., ADR .................................................     South Africa          854,528          15,355,868
      Goldcorp Inc. .........................................................        Canada           1,260,625          30,598,466
      Goldcorp Inc. (USD Traded) ............................................        Canada           2,329,865          56,708,914
    a Goldcorp Inc., wts., 6/09/11 ..........................................        Canada               9,125              97,013
    a Harmony Gold Mining Co. Ltd. ..........................................     South Africa        1,443,000          23,140,685
    a Harmony Gold Mining Co. Ltd., ADR .....................................     South Africa          600,000           9,528,000
    a Highland Gold Mining Ltd. .............................................    United Kingdom         524,000           1,865,114
    a Lihir Gold Ltd. .......................................................   Papua New Guinea     17,447,142          43,177,158
    a Meridian Gold Inc. ....................................................     United States       1,006,500          25,414,125
    a Meridian Gold Inc. (CAD Traded) .......................................     United States         513,760          12,914,591
      Newcrest Mining Ltd. ..................................................       Australia         4,150,828          80,178,503
      Newmont Mining Corp. ..................................................     United States         720,714          30,053,774
      Randgold Resources Ltd., ADR ..........................................    United Kingdom       2,127,600          50,956,020
                                                                                                                     ---------------
                                                                                                                        686,969,112
                                                                                                                     ---------------
      MEDIUM LIFE GOLD MINES 12.9%
    a Eldorado Gold Corp. ...................................................        Canada           2,645,000          15,323,317
  a,b GBS Gold International Inc., 144A .....................................        Canada           2,000,000           5,225,696
    a Golden Star Resources Ltd. ............................................        Canada             700,000           3,073,000
    a Golden Star Resources Ltd. (CAD Traded) ...............................        Canada             750,000           3,284,080
  a,b Hochschild Mining PLC, 144A ...........................................    United Kingdom       1,850,000          13,095,708
      IAMGOLD Corp. .........................................................        Canada           1,282,000          10,395,531
      Kingsgate Consolidated Ltd. ...........................................       Australia         2,105,148           9,720,104
    a Kinross Gold Corp. ....................................................        Canada           3,513,012          46,749,425
    a Queenstake Resources Ltd. .............................................        Canada           6,500,000           1,112,713
    a SEMAFO Inc. ...........................................................        Canada           4,725,000           8,173,709
  a,b SEMAFO Inc., 144A .....................................................        Canada           3,000,000           5,189,657
      Yamana Gold Inc. ......................................................        Canada           1,630,940          22,717,662
    b Yamana Gold Inc., 144A ................................................        Canada           2,300,000          32,037,121
                                                                                                                     ---------------
                                                                                                                        176,097,723
                                                                                                                     ---------------
      PLATINUM & PALLADIUM 19.2%
      Anglo Platinum Ltd. ...................................................     South Africa          110,000          17,879,226
      Anglo Platinum Ltd., ADR ..............................................     South Africa          571,138          92,831,866
    a Eastern Platinum Ltd. .................................................        Canada           3,100,000           6,619,515
      Impala Platinum Holdings Ltd. .........................................     South Africa        2,050,000          66,931,174
      Impala Platinum Holdings Ltd., ADR ....................................     South Africa        1,542,400          50,358,362
      Lonmin PLC ............................................................    United Kingdom         350,000          23,172,945
    a Stillwater Mining Co. .................................................     United States         253,246           3,899,988
                                                                                                                     ---------------
                                                                                                                        261,693,076
                                                                                                                     ---------------
      TOTAL LONG TERM INVESTMENTS (COST $641,245,534)                                                                 1,353,504,505
                                                                                                                     ---------------


4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $9,167,497) 0.7%
      MONEY MARKET FUND 0.7%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ..     United States       9,167,497      $    9,167,497
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $650,413,031) 99.8% ...........................                                         1,362,672,002
      OTHER ASSETS, LESS LIABILITIES 0.2% ...................................                                             2,884,947
                                                                                                                     ---------------
      NET ASSETS 100.0% .....................................................                                        $1,365,556,949
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
USD - United States Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended April 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $134,892,171, representing 9.88% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $5,293,023, representing 0.39% of net assets.

d See Note 4 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


6 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

3. INCOME TAXES

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $673,406,733
                                                           =============

Unrealized appreciation ................................   $704,509,913
Unrealized depreciation ................................    (15,244,644)
                                                           -------------
Net unrealized appreciation (depreciation) .............   $689,265,269
                                                           =============

4. RESTRICTED SECURITIES

At April 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------
  SHARES/                                                          ACQUISITION
 WARRANTS   ISSUER                                                     DATE        COST         VALUE
--------------------------------------------------------------------------------------------------------
1,278,000   Nautilus Minerals Inc., 144A ..........................   2/15/07   $4,700,317   $5,293,023
  639,000   Nautilus Minerals Inc., wts., 144A, 2/15/09 ...........   2/15/07           --           --
                                                                                             ===========
               TOTAL RESTRICTED SECURITIES (0.39% of Net Assets)                             $5,293,023
                                                                                             ===========

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007











                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007

/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration

















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer